GENERAL (Details) $ in Millions, Rp in Billions				12 Months Ended
	Jul. 18, 2025	Mar. 06, 2023	Jun. 16, 2015 IDR (Rp)	Dec. 31, 2025 IDR (Rp) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 IDR (Rp) shares	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2025 USD ($) shares	Dec. 22, 2025 IDR (Rp) shares	Dec. 02, 2024	Oct. 14, 2024 IDR (Rp) shares
Share capital
Number of years in which overall evaluation of networks and services licenses is performed				5 years	5 years
Percentage of maximum shares authorized	4.12%	7.88%
Stock repurchase program, buyback period	12 months	18 months
Buyback of shares exercised | shares				131,491,800	131,491,800	1,095,945,900
Buyback of shares, value				Rp 79		Rp 704
Asset held for sale				751				$ 45
Purchase of property, plant and equipment, classified as investing activities				22,871	$ 1,371	26,005	Rp 33,603
Capital expenditures				14,130				25
Capital stock				Rp 4,953		Rp 4,953	Rp 4,953	$ 297
Treasury stock | shares				8,945,400				8,945,400
PT Ultra Mandiri Telekomunikasi ("UMT")
Share capital
Percentage of ownership interest acquired										100.00%
Telkomsel
Share capital
Proportion of ownership interest in subsidiary				70.00%	70.00%	70.00%
TDI
Share capital
Number of shares issued | shares									7,315,000		8,050,000
TDI | Telkomsel
Share capital
Number of shares issued | shares									4,620,000		4,830,000
Capital stock									Rp 462		Rp 483
ST Dynamo ID Pte, Ltd.
Share capital
Number of shares issued | shares									2,695,000		2,817,500
Capital stock									Rp 270		Rp 282
PT Medco Power Indonesia
Share capital
Number of shares issued | shares											402,500
Capital stock											Rp 40
TIF
Share capital
Proportion of ownership interest in subsidiary				100.00%	100.00%	100.00%
Series A Bond
Share capital
Nominal amount			Rp 2,200
Debt instrument term			7 years
Series B Bond
Share capital
Nominal amount			Rp 2,100
Debt instrument term			10 years
Series C Bond
Share capital
Nominal amount			Rp 1,200
Debt instrument term			15 years
Series D Bond
Share capital
Nominal amount			Rp 1,500
Debt instrument term			30 years